Condensed Interim Consolidated Statements of Changes in Equity (Unaudited) - CAD ($) $ in Thousands	Common Stock [Member]	Preferred Stock [Member]	Reserve [Member]	Deficit [Member]	Total
Balance at Dec. 31, 2016	$ 62,315	$ 591	$ 2,767	$ (23,972)	$ 41,701
Balance, shares at Dec. 31, 2016	368,581,886
CondensedInterimConsolidatedStatementsOfChangesInEquityUnauditedLineItems [Line Items]
Net and comprehensive loss for the period				(2,226)	(2,226)
Share capital issued through prospectus	$ 10,877				10,877
Share capital issued through prospectus, shares	145,030,833
Share capital issued through private placement	$ 3,074				3,074
Share capital issued through private placement, shares	40,982,448
Share issue costs	$ (511)				(511)
Value allocated to warrants issued	(2,080)		2,080
Forfeited/expired options			(236)	236
Expired warrants			(19)	19
Share-based payments			451		451
Balance at Sep. 30, 2017	$ 73,675	591	5,043	(25,943)	53,366
Balance, shares at Sep. 30, 2017	554,595,167
Balance at Dec. 31, 2016	$ 62,315	591	2,767	(23,972)	41,701
Balance, shares at Dec. 31, 2016	368,581,886
CondensedInterimConsolidatedStatementsOfChangesInEquityUnauditedLineItems [Line Items]
Share-based payments			504
Balance at Dec. 31, 2017	$ 73,598	591	5,089	(26,550)	52,728
Balance, shares at Dec. 31, 2017	554,595,167
CondensedInterimConsolidatedStatementsOfChangesInEquityUnauditedLineItems [Line Items]
Net and comprehensive loss for the period				(2,208)	(2,208)
Share capital issued through private placement	$ 17,500				17,500
Share capital issued through private placement, shares	233,333,333
Share issue costs	$ (574)				(324)
Value allocated to warrants issued	(2,572)		2,572
Forfeited/expired options			(181)	181
Expired warrants			(48)	48
Share-based payments			317		317
Balance at Sep. 30, 2018	$ 87,952	$ 591	$ 7,749	$ (28,529)	$ 67,763
Balance, shares at Sep. 30, 2018	787,928,500